Provisions - Employee obligations - North America - Provisions- (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)
Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,085	$ 1,809
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,567)	(1,374)
North America
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	76,956	71,637
Fair value of plan assets	(58,348)	(53,880)
Provision for pensions	18,608	17,757
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	1,304
North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	67,324	62,898
North America | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	9,632	8,739
USA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	39,214	37,272
Fair value of plan assets	(36,011)	(33,620)
Provision for pensions	$ 3,203	$ 3,652
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	2.25%	3.00%
Retirement age	65 years	65 years
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 28,110	$ 25,626
Fair value of plan assets	(22,337)	(20,260)
Provision for pensions	$ 5,773	$ 5,366
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	2.61%	3.15%
Retirement age	60 years
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 9,632	$ 8,739
Provision for pensions	$ 9,632	$ 8,739
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	2.75%	3.15%
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years	58 years
Minimum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years	58 years
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Retirement age		60 years
Maximum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years	60 years
Not later than one year | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	5.20%
Not later than one year | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 3,281
Not later than one year | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	192
Later than one year and not later than two years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,300
Later than one year and not later than two years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	189
Later than two years and not later than three years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,363
Later than two years and not later than three years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	204
Later than three years and not later than four years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,402
Later than three years and not later than four years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	214
Later than four years and not later than five years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,492
Later than four years and not later than five years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	240
Later than five years and not later than ten years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	17,561
Later than five years and not later than ten years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 1,550
Later than twenty years and not later than twenty-five years | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	4.00%
Globe Metallurgical Inc | North America | Non Contributory Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	3